Capital stock - Schedule of Dividend (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Dividends declared (in CAD per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0	$ 0	$ 0	$ 0
Dividends paid	$ 33,282	$ 33,580	$ 34,057	$ 34,133	$ 0	$ 0	$ 0	$ 0	$ 135,052	$ 0